Revenue Recognition	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition
2. Revenue Recognition
The Company recognizes revenue when control of promised goods or services are transferred to the client in an amount that reflects the consideration that the Company expects to be entitled to in exchange for such goods or services. Substantially all of the Company’s contracts with clients involve the transfer of a service to the client, which represents a performance obligation that is satisfied over time because the client simultaneously receives and consumes the benefits of the services provided. In most cases, the contracts consist of a performance obligation that is comprised of a series of distinct services that are substantially the same and that have the same pattern of transfer (i.e., distinct days of service). For these contracts, the Company allocates the ratable portion of the consideration based on the services provided in each period of service to such period.
Revenues related to the sales segment are primarily recognized in the form of commissions, fee-for-service, or on a cost-plus basis for providing headquarter relationship management, analytics, insights and intelligence services, administrative services, retail services, retailer client relationships and in-store media programs, and digital technology solutions (which include business intelligence solutions
, e-commerce
services
, and content services).
Marketing segment revenues are
primarily
recognized in the form
of fee-for-service (including retainer
fees, fees charged to clients based on hours incurred, project-based fees, or fees for executing in-person
consumer engagements or experiences, which engagements or experiences the Company refers to as “events”), commissions, or on a cost-plus basis for providing experiential marketing, shopper and consumer marketing services, private label development and digital, social, and media services.
The Company disaggregates revenues from contracts with clients by reportable segment. Revenues within each segment are further disaggregated between brand-centric services and retail-centric services. Brand-centric services are centered on providing solutions to support manufacturers’ sales and marketing strategies. Retail-
centric
services are centered on providing solutions to retailers. Disaggregated revenues
were as follows:

	Three Months Ended March 31,
	2021	2020
(in thousands)
Sales brand-centric services	$293,531	$317,598
Sales retail-centric services	240,793	190,200

Total sales revenues	534,324	507,798

Marketing brand-centric services	116,982	96,365
Marketing retail-centric services	139,715	275,233

Total marketing revenues	256,697	371,598

Total revenues	$791,021	$879,396

Substantially all of the Company’s contracts with its clients either have a contract term that is less than one year with options for renewal and/or can be cancelled by either party upon 30 to 120 days’ notice. The Company does not have significant consideration allocated to remaining performance obligations for contracts with a contract term that exceeds one year. When the Company satisfies its performance obligation and recognizes revenues, the Company has a present and unconditional right to payment and records the receivable from clients in Accounts receivable, net of allowance for expected credit losses in the Condensed Consolidated Balance Sheets.
For certain contracts with clients, the Company is entitled to additional fees upon meeting specific performance goals or thresholds, which are referred to as bonus revenues. Bonus revenues are variable consideration and are estimated using an expected value/most likely amount approach. Bonus revenues are recognized as revenues as the related services are performed for the client. The Company records an adjustment to revenues for differences between
estimated revenues and the amounts ultimately invoiced to the client. Adjustments to revenues during the current period related to services transferred during
prior periods were not material for the three months ended March 31, 2021 and 2020.
The Company evaluates each client contract individually in accordance with the applicable accounting guidance to determine whether the Company acts as a principal (whereby the Company would present revenues on a gross basis), or as an agent (whereby the Company would present revenues on a net basis). While the Company primarily acts as a principal in its arrangements and reports revenues on a gross basis, the Company will occasionally act as an agent and accordingly presents revenues on a net basis. For example, for certain advertising arrangements, the Company’s clients purchase media content in advance, and the Company does not take on any risk of recovering its cost to acquire the media content. As a result, the Company determined it acts as the agent in these arrangements and records revenues and their related costs on a net basis. However, in cases where media content is not purchased in advance by its clients, the Company records such revenues and its related costs on a gross basis, as it
bears
the risk of recovering the costs to acquire the revenues related to such media content and it is responsible for fulfillment of the services thereunder.
Contract liabilities represent deferred revenues which are cash payments
that are received in advance of the Company’s satisfaction of the applicable obligation(s) and are included in Deferred revenues in the Condensed Consolidated Balance Sheets. Deferred revenues are recognized as revenues when the related services are performed for the client. Revenues recognized during the three months ended March 31, 2021 that were included in Deferred revenues as of December 31, 2020 were $26.1 million. Revenues recognized during the three months ended March 31, 2020 that were included in Deferred revenues as of December 31, 2019 were $24.0 million.